Basic and Diluted Net Income/(Loss) Per Share - Net loss per share in accordance with ASC 260 (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income/(loss) per ordinary share-basic: Numerator:
Net income/(loss) attributable to 36Kr Holdings Inc.	¥ (140,787)	¥ (89,247)	¥ 22,637
Net (income)/loss attributable to non-controlling interests	4,160	(733)	(694)
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	¥ (136,627)	¥ (89,980)	¥ 21,943
Net income/(loss) per ordinary share-basic: Denominator:
Denominator used in computing net income/(loss) per share - basic (in shares)	1,054,310,601	1,043,057,081	1,034,547,219
Net income/(loss) per ordinary share: - basic (RMB)	¥ (0.13)	¥ (0.086)	¥ 0.021
Net income/(loss) per ordinary share - diluted: Numerator:
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	¥ (136,627)	¥ (89,980)	¥ 21,943
Net income/(loss) attributable to ordinary shareholders - diluted	¥ (136,627)	¥ (89,980)	¥ 21,943
Net income/(loss) per ordinary share-diluted: Denominator:
Denominator used in computing net income/(loss) per share - basic (in shares)	1,054,310,601	1,043,057,081	1,034,547,219
Denominator used in computing net income/(loss) per share - diluted (in shares)	1,054,310,601	1,043,057,081	1,034,547,219
Net income/(loss) per ordinary share - diluted (RMB) (in CNY per share)	¥ (0.13)	¥ (0.086)	¥ 0.021